INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Operating loss carryforward	$ 49,238	$ 52,092
Research and development credit	4,018	3,265
Accrued social benefits	1,183	182
Property and equipment	(365)
Net deferred tax asset before valuation allowance	54,074	55,539
Valuation allowance	(54,074)	(55,539)
Net deferred tax asset